Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost	$ 60,023	$ 61,715
Short-term lease cost	4,236	2,667
Amortization of right-of-use assets	12,374	12,448	$ 17,595	$ 9,826
Interest on lease liabilities	3,716	4,798	67,091	38,960
Total finance lease cost	16,090	17,246	$ 325,023	$ 373,827
Total lease costs	$ 80,349	$ 81,628